Risk management and concentrations of risk (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Beginning Balance, Before tax gains (losses)	$ (10,159)	$ 0
Effective portion of unrealized loss on cash flow hedge,Before tax gains (losses)	474	(10,164)
Reclassification of amortization of cash flow hedge to earnings ,Before tax gains (losses)	855	5
Other comprehensive income for period, Before tax gains (losses)	1,329	(10,159)	$ 0
Ending Balance, Before tax gains (losses)		(10,159)	0
Beginning Balance, Tax benefit (expense)	1,984	0
Effective portion of unrealized loss on cash flow hedge, Tax benefit (expense)	0	1,984
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)	(395)	0
Other comprehensive income for period, Tax benefit (expense)	(395)	1,984	0
Ending Balance, Tax benefit (expense)		1,984	0
Beginning Balance, Net of Tax	(8,175)	0
Effective portion of unrealized loss on cash flow hedge, Net of tax	474	(8,180)
Reclassification of amortization of cash flow hedge to earnings, Net of tax	460	5
Other comprehensive income for period, Net of tax	934	(8,175)
Ending Balance, Net of Tax	(7,241)	(8,175)	0
Beginning Balance, Accumulated OCI	(8,175)	0
Effective portion of unrealized loss on cash flow hedge, Accumulated OCI	474	(8,180)
Reclassification of amortization of cash flow hedge to earnings, Accumulated OCI	460	5
Ending Balance, Accumulated OCI	$ (7,241)	$ (8,175)	$ 0